Related Party Transactions - Schedule of Transactions With Related Parties (Details) - Ms. H - CNY (¥) ¥ in Thousands	12 Months Ended
	Aug. 31, 2017	Aug. 31, 2016	Aug. 31, 2015
Related Party Transaction [Line Items]
Purchases of services and materials provided by other entities	¥ 3,685	¥ 9,053	¥ 4,560
Construction Services
Related Party Transaction [Line Items]
Services provided by/to other entities	12,020	21,222	18,964
Services Provided to Other Entities
Related Party Transaction [Line Items]
Services provided by/to other entities	4,629
Guangzhou Country Garden Shuttle Bus Services Limited
Related Party Transaction [Line Items]
Purchases of services and materials provided by other entities	1,232	3,213	1,398
Zhaoqing Country Garden Furniture Co., Ltd
Related Party Transaction [Line Items]
Purchases of services and materials provided by other entities		2,222
Zhaoqing Contemporary Zhumei Furnishing Co., Ltd
Related Party Transaction [Line Items]
Purchases of services and materials provided by other entities	152	1,702	299
Guangdong Shunde Chuang Xi Bang Sheng Furniture Co. Ltd.
Related Party Transaction [Line Items]
Purchases of services and materials provided by other entities	1,186
Others
Related Party Transaction [Line Items]
Purchases of services and materials provided by other entities	1,115	1,916	2,863
Others | Construction Services
Related Party Transaction [Line Items]
Services provided by/to other entities			873
Others | Services Provided to Other Entities
Related Party Transaction [Line Items]
Services provided by/to other entities	1,278
Guangdong Teng An Mechanics and Electrics Engineering Co., Ltd. | Construction Services
Related Party Transaction [Line Items]
Services provided by/to other entities			6,985
Guangdong Giant Leap Construction Co., Ltd | Construction Services
Related Party Transaction [Line Items]
Services provided by/to other entities	20	¥ 21,222	5,339
Foshan Shunde Bi Ri Security Engineering Co. Ltd | Construction Services
Related Party Transaction [Line Items]
Services provided by/to other entities			¥ 5,767
Guangyuan Country Garden Investment Co., Ltd | Construction Services
Related Party Transaction [Line Items]
Services provided by/to other entities	12,000
Huidong Country Garden Real Estate Development Co., Ltd. | Services Provided to Other Entities
Related Party Transaction [Line Items]
Services provided by/to other entities	1,851
Kaiping Country Garden Real Estate Development Co., Ltd. | Services Provided to Other Entities
Related Party Transaction [Line Items]
Services provided by/to other entities	¥ 1,500